UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)

Hoya Capital High Dividend Yield ETF
RIET (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Hoya Capital High Dividend Yield ETF for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.hoyaetfs.com/riet. You can also request this information by contacting us at 1-833-HOYA-CAP.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hoya Capital High Dividend Yield ETF	$27	0.50%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$85,146,579
Number of Holdings	102
Portfolio Turnover	15%
30-Day SEC Yield	8.56%
30-Day SEC Yield Unsubsidized	8.56%
Visit https://www.hoyaetfs.com/riet for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Chimera Investment Corporation	2.3%
Global Net Lease, Inc.	2.2%
AGNC Investment Corporation	2.0%
Annaly Capital Management, Inc.	2.0%
Two Harbors Investment Corporation	1.8%
Rithm Capital Corporation	1.8%
National Storage Affiliates Trust	1.8%
PennyMac Mortgage Investment Trust	1.7%
BXP, Inc.	1.7%
Omega Healthcare Investors, Inc.	1.7%
Industry Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hoyaetfs.com/riet.
Hoya Capital High Dividend Yield ETF	PAGE 1	TSR-SAR-26922B840

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hoya Capital Real Estate documents not be householded, please contact Hoya Capital Real Estate at 1-833-HOYA-CAP, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hoya Capital Real Estate or your financial intermediary.
Hoya Capital High Dividend Yield ETF	PAGE 2	TSR-SAR-26922B840

Hoya Capital Housing ETF
HOMZ (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the Hoya Capital Housing ETF for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.hoyaetfs.com/homz. You can also request this information by contacting us at 1-833-HOYA-CAP.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hoya Capital Housing ETF	$16	0.30%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$45,278,935
Number of Holdings	101
Portfolio Turnover	13%
30-Day SEC Yield	2.13%
30-Day SEC Yield Unsubsidized	2.13%
Visit https://www.hoyaetfs.com/homz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Lowe’s Companies, Inc.	3.0%
Home Depot, Inc.	3.0%
Ventas, Inc.	1.7%
DR Horton, Inc.	1.7%
UMH Properties, Inc.	1.7%
NexPoint Residential Trust, Inc.	1.7%
M/I Homes, Inc.	1.7%
Public Storage	1.7%
Independence Realty Trust, Inc.	1.6%
Extra Space Storage, Inc.	1.6%
Industry Breakdown (%)

Residential REITs & Real Estate Operators (31.2%)
Homebuilders (15.6%)
Home Building Products & Materials (14.0%)
Home Furnishings & Home Goods (12.5%)
Mortgage Lenders & Servicers (10.6%)
Home Improvement Retailers (6.0%)
Property, Title & Mortgage Insurance (5.4%)
Real Estate Technology, Brokerage & Services (4.4%)
Cash & Other (0.3%)

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hoyaetfs.com/homz.
Hoya Capital Housing ETF	PAGE 1	TSR-SAR-26922A230

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hoya Capital Real Estate documents not be householded, please contact Hoya Capital Real Estate at 1-833-HOYA-CAP, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hoya Capital Real Estate or your financial intermediary.
Hoya Capital Housing ETF	PAGE 2	TSR-SAR-26922A230

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Hoya Capital High Dividend Yield ETF (Ticker: RIET)
Hoya Capital Housing ETF (Ticker: HOMZ)
Core Financial Statements
August 31, 2024 (Unaudited)

Hoya Capital High Dividend Yield ETF
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.7%
Dividend Champions - 13.9%
Apple Hospitality REIT, Inc.	79,216	$ 1,143,879
BXP, Inc.	19,247	1,447,760
Crown Castle, Inc.	11,695	1,310,074
Equity Residential	17,416	1,304,110
Extra Space Storage, Inc.	8,009	1,417,593
Gaming and Leisure Properties, Inc.	25,705	1,337,174
Realty Income Corporation	21,966	1,364,308
Simon Property Group, Inc.	7,643	1,279,056
WP Carey, Inc.	20,097	1,206,222
		11,810,176
Large-Cap REITs - 16.5%
AGNC Investment Corporation	119,078	1,215,787
Annaly Capital Management, Inc.	58,839	1,186,194
Blackstone Mortgage Trust, Inc. - Class A	52,954	977,531
Healthcare Realty Trust, Inc.	73,319	1,305,078
Healthpeak Properties, Inc.	60,073	1,338,427
Kilroy Realty Corporation	35,274	1,279,388
National Storage Affiliates Trust	31,972	1,494,371
Omega Healthcare Investors, Inc.	36,370	1,438,070
Rithm Capital Corporation	104,062	1,242,500
Starwood Property Trust, Inc.	60,500	1,260,820
VICI Properties, Inc.	40,548	1,357,547
		14,095,713
Mid-Cap REITs - 27.8%(a)
Apollo Commercial Real Estate Finance, Inc.	90,295	956,224
Arbor Realty Trust, Inc.	68,655	933,708
Broadstone Net Lease, Inc.	60,799	1,112,622
Claros Mortgage Trust, Inc.	126,280	1,010,240
Easterly Government Properties, Inc.	78,678	1,032,255
Ellington Financial, Inc.	76,434	1,005,107
EPR Properties	22,602	1,072,917
Franklin BSP Realty Trust, Inc.	72,609	988,935
Global Net Lease, Inc.	123,498	1,064,553
Highwoods Properties, Inc.	35,968	1,158,889
Innovative Industrial Properties, Inc.	8,306	1,032,270
Ladder Capital Corporation	83,260	1,029,094
LTC Properties, Inc.	26,705	980,875
Medical Properties Trust, Inc.	182,193	819,868
MFA Financial, Inc.	85,859	1,074,955
NNN REIT, Inc.	27,707	1,301,952
Outfront Media, Inc.	64,269	1,095,786
PennyMac Mortgage Investment Trust	67,557	959,985
Ready Capital Corporation	109,941	911,411
Sabra Health Care REIT, Inc.	63,583	1,083,454
Service Properties Trust	164,766	772,752

The accompanying notes are an integral part of these financial statements.

1

Hoya Capital High Dividend Yield ETF
Schedule of Investments
August 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Mid-Cap REITs - (Continued)
Two Harbors Investment Corporation	72,951	$ 1,032,986
Uniti Group, Inc.	283,412	1,235,676
		23,666,514
Small-Cap REITs - 31.5%(a)
AFC Gamma, Inc.	73,467	768,466
Alexander's, Inc.	4,299	985,159
Ares Commercial Real Estate Corporation	140,185	989,706
Armada Hoffler Properties, Inc.	81,035	997,541
ARMOUR Residential REIT, Inc.	48,363	989,023
Brandywine Realty Trust	198,723	1,039,321
BrightSpire Capital, Inc.	150,492	895,427
Cherry Hill Mortgage Investment Corporation	249,467	880,618
Chimera Investment Corporation	78,385	1,213,400
City Office REIT, Inc.	192,476	1,131,759
Clipper Realty, Inc.	239,762	1,179,629
Community Healthcare Trust, Inc.	40,502	758,602
CTO Realty Growth, Inc.	52,551	999,520
Dynex Capital, Inc.	75,185	947,331
Gladstone Commercial Corporation	64,775	990,410
Global Medical REIT, Inc.	103,112	959,973
Granite Point Mortgage Trust, Inc.	299,086	786,596
Invesco Mortgage Capital, Inc.	100,369	880,236
KKR Real Estate Finance Trust, Inc.	96,092	1,146,378
Nexpoint Real Estate Finance, Inc.	65,639	1,091,576
One Liberty Properties, Inc.	39,730	1,062,777
Orchid Island Capital, Inc.	107,072	877,990
Orion Office REIT, Inc.	260,117	1,066,480
Postal Realty Trust, Inc. - Class A	68,785	996,695
Sachem Capital Corporation	300,032	735,078
Sunrise Realty Trust, Inc.(b)	23,857	336,145
TPG RE Finance Trust, Inc.	109,486	991,943
Universal Health Realty Income Trust	24,520	1,100,947
		26,798,726
TOTAL COMMON STOCKS (Cost $73,875,049)		76,371,129
PREFERRED STOCKS - 9.2%
Preferred Issued by U.S. REITs - 9.2%
AGNC Investment Corporation
Series C, 10.67% (3 mo. Term SOFR + 5.37%), Perpetual	9,807	250,275
Series D, 9.89% (3 mo. Term SOFR + 4.59%), Perpetual	10,149	255,247
Annaly Capital Management, Inc.
Series F, 10.59% (3 mo. Term SOFR + 5.25%), Perpetual	9,853	248,985
Series G, 9.45% (3 mo. Term SOFR + 4.43%), Perpetual	9,912	247,899

The accompanying notes are an integral part of these financial statements.

2

Hoya Capital High Dividend Yield ETF
Schedule of Investments
August 31, 2024 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Preferred Issued by U.S. REITs - (Continued)
Arbor Realty Trust, Inc. Series D, 6.38%, Perpetual	14,041	$ 251,193
ARMOUR Residential REIT, Inc. Series C, 7.00%, Perpetual	12,230	271,017
Chimera Investment Corporation
Series B, 11.38% (3 mo. Term SOFR + 6.05%), Perpetual	10,204	255,202
Series C, 7.75% to 9/30/2025 then 3 mo. LIBOR US + 4.74%, Perpetual(c)	11,436	264,172
Series D, 10.93% (3 mo. Term SOFR +76371131+ 5.60%), Perpetual	10,249	255,200
DiamondRock Hospitality Company 8.25%, Perpetual	9,781	248,437
Global Net Lease, Inc.
Series A, 7.25%, Perpetual	12,476	277,217
Series B, 6.88%, Perpetual	13,056	290,627
Series D, 7.50%, Perpetual	12,195	270,851
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	15,775	252,400
Hudson Pacific Properties, Inc. Series C, 4.75%, Perpetual	18,116	230,073
Invesco Mortgage Capital, Inc., Series C, 7.50% to 09/27/2027 then 3 mo. LIBOR US + 5.29%, Perpetual(c)	11,051	274,286
KKR Real Estate Finance Trust, Inc. Series A, 6.50%, Perpetual	13,318	266,893
MFA Financial, Inc. Series B, 7.50%, Perpetual	12,210	270,818
New York Mortgage Trust, Inc.
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR US + 5.70%, Perpetual(c)	12,176	271,890
Series E, 7.88% to 1/15/2025 then 3 mo. LIBOR US + 6.43%, Perpetual(c)	10,631	257,483
PennyMac Mortgage Investment Trust
Series B, 8.00% (3 mo. LIBOR US + 599.00%), Perpetual(c)	10,651	260,097
Series C, 6.75%, Perpetual	13,033	263,006
Rithm Capital Corporation, Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	11,037	260,032
RLJ Lodging Trust Series A, 1.95%, Perpetual(e)	10,294	266,512
SL Green Realty Corporation Series I, 6.50%, Perpetual	11,349	262,162
Summit Hotel Properties, Inc. Series E, 6.25%, Perpetual	12,043	246,881
Two Harbors Investment Corporation
Series B, 7.63% to 7/27/2027 then 3 mo. LIBOR US + 5.35%, Perpetual(c)	11,130	269,235
Series C, 7.25% to 1/27/2025 then 3 mo. LIBOR US + 5.01%, Perpetual(c)	10,661	260,555
Vornado Realty Trust
Series M, 5.25%, Perpetual	16,685	287,649
Series N, 5.25%, Perpetual	16,526	286,891
TOTAL PREFERRED STOCKS (Cost $7,137,551)		7,873,185

The accompanying notes are an integral part of these financial statements.

3

Hoya Capital High Dividend Yield ETF
Schedule of Investments
August 31, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 5.23%(d)	820,765	$820,765
TOTAL SHORT-TERM INVESTMENTS (Cost $820,765)		820,765
TOTAL INVESTMENTS - 99.9% (Cost $81,833,365)		$85,065,079
Other Assets in Excess of Liabilities - 0.1%		81,500
TOTAL NET ASSETS - 100.0%		$85,146,579

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund’s Adviser.
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(e)	Convertible security.
The accompanying notes are an integral part of these financial statements.

4

Hoya Capital Housing ETF
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Home Building Products & Materials - 14.0%
A.O. Smith Corporation	3,492	$ 292,350
Beacon Roofing Supply, Inc.(a)	3,046	275,968
Builders FirstSource, Inc.(a)	1,731	301,194
Cavco Industries, Inc.(a)	851	351,735
Century Communities, Inc.	3,529	353,147
Champion Homes, Inc.(a)	4,130	385,783
Eagle Materials, Inc.	1,244	320,641
Installed Building Products, Inc.	1,395	310,122
Leggett & Platt, Inc.	27,821	351,657
Lennox International, Inc.	589	347,622
LGI Homes, Inc.(a)	3,119	336,478
Louisiana-Pacific Corporation	3,293	319,586
Masco Corporation	4,285	340,915
Owens Corning	1,632	275,367
PotlatchDeltic Corporation	6,924	300,917
Rayonier, Inc.	10,037	309,240
Simpson Manufacturing Company, Inc.	1,711	313,216
TopBuild Corporation(a)	724	284,547
Watsco, Inc.	605	287,629
Weyerhaeuser Company	9,802	298,863
		6,356,977
Home Furnishings & Home Goods - 12.5%
Amazon.com, Inc.(a)	1,700	303,450
American Woodmark Corporation(a)	3,448	308,975
AZEK Company, Inc.(a)	6,477	276,114
Carrier Global Corporation	4,676	340,319
Costco Wholesale Corporation	380	339,104
Floor & Decor Holdings, Inc. - Class A(a)	2,693	302,801
La-Z-Boy, Inc.	8,563	347,401
Masterbrand, Inc.(a)	18,890	302,996
Mohawk Industries, Inc.(a)	2,637	409,104
PPG Industries, Inc.	2,336	303,049
RH(a)	1,207	306,216
Sherwin-Williams Company	1,008	372,325
Sleep Number Corporation(a)	22,755	346,104
Tempur Sealy International, Inc.	6,158	322,864
Trex Company, Inc.(a)	3,478	221,688
Wayfair, Inc. - Class A(a)	5,018	213,516
Whirlpool Corporation	3,550	356,029
Williams-Sonoma, Inc.	2,136	286,929
		5,658,984

The accompanying notes are an integral part of these financial statements.

5

Hoya Capital Housing ETF
Schedule of Investments
August 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Home Improvement Retailers - 6.0%
Home Depot, Inc.	3,643	$ 1,342,445
Lowe’s Companies, Inc.	5,503	1,367,496
		2,709,941
Homebuilders - 15.6%
DR Horton, Inc.	4,094	772,783
KB Home	8,398	702,997
Lennar Corporation - Class A	3,787	689,461
M/I Homes, Inc.(a)	4,744	756,051
Meritage Homes Corporation	3,391	671,655
NVR, Inc.(a)	80	733,797
PulteGroup, Inc.	5,181	682,079
Taylor Morrison Home Corporation(a)	10,262	690,941
Toll Brothers, Inc.	4,817	693,985
Tri Pointe Homes, Inc.(a)	15,449	686,554
		7,080,303
Mortgage Lenders & Servicers - 10.6%
AGNC Investment Corporation	27,294	278,672
Annaly Capital Management, Inc.	13,506	272,281
Arbor Realty Trust, Inc.	19,680	267,648
Bank of America Corporation	6,627	270,050
Chimera Investment Corporation	22,489	348,130
Citizens Financial Group, Inc.	7,443	320,421
JPMorgan Chase & Company	1,312	294,938
PennyMac Mortgage Investment Trust	19,388	275,503
PNC Financial Services Group, Inc.	1,706	315,764
Rithm Capital Corporation	23,875	285,068
Rocket Cos., Inc. - Class A(a)	19,012	373,586
Starwood Property Trust, Inc.	13,891	289,488
Truist Financial Corporation	6,852	304,640
Two Harbors Investment Corporation	20,932	296,397
UWM Holdings Corporation	36,241	340,665
Wells Fargo & Company	4,370	255,514
		4,788,765
Property, Title & Mortgage Insurance - 5.4%
Allstate Corporation	1,596	301,548
Fidelity National Financial, Inc.	5,185	305,708
First American Financial Corporation	4,793	305,793
MGIC Investment Corporation	12,803	325,580
Old Republic International Corporation	8,354	299,658
Progressive Corporation	1,293	326,095
Radian Group, Inc.	8,406	303,877
Travelers Companies, Inc.	1,234	281,438
		2,449,697

The accompanying notes are an integral part of these financial statements.

6

Hoya Capital Housing ETF
Schedule of Investments
August 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate Technology, Brokerage & Services - 4.4%
Anywhere Real Estate, Inc.(a)	58,601	$286,559
Compass, Inc. - Class A(a)	64,489	330,828
CoStar Group, Inc.(a)	3,063	236,770
RE/MAX Holdings, Inc. - Class A	32,009	362,342
Redfin Corporation(a)	43,778	408,886
Zillow Group, Inc. - Class C(a)	6,632	366,750
		1,992,135
Residential REITs & Real Estate Operators - 31.2%(b)
American Homes 4 Rent - Class A	16,386	651,671
AvalonBay Communities, Inc.	3,033	684,639
Camden Property Trust	5,716	715,643
Centerspace	8,739	653,677
CubeSmart	14,061	728,782
Elme Communities	37,683	665,482
Equity LifeStyle Properties, Inc.	9,573	696,053
Equity Residential	9,012	674,818
Essex Property Trust, Inc.	2,283	688,987
Extra Space Storage, Inc.	4,152	734,904
Independence Realty Trust, Inc.	35,857	745,108
Invitation Homes, Inc.	17,169	632,506
Mid-America Apartment Communities, Inc.	4,445	721,735
NexPoint Residential Trust, Inc.	16,202	766,355
Public Storage	2,175	747,591
Sun Communities, Inc.	5,054	683,503
UDR, Inc.	15,195	676,329
UMH Properties, Inc.	39,414	766,996
Ventas, Inc.	12,464	774,139
Welltower, Inc.	5,870	708,392
		14,117,310
TOTAL COMMON STOCKS (Cost $36,027,070)		45,154,112
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(c)	93,860	93,860
TOTAL SHORT-TERM INVESTMENTS (Cost $93,860)		93,860
TOTAL INVESTMENTS - 99.9% (Cost $36,120,930)		$45,247,972
Other Assets in Excess of Liabilities - 0.1%		30,963
TOTAL NET ASSETS - 100.0%		$45,278,935

The accompanying notes are an integral part of these financial statements.

7

Hoya Capital Housing ETF
Schedule of Investments
August 31, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund’s Adviser.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

8

HOYA CAPITAL ETFs
Statements of Assets and Liabilities
August 31, 2024 (Unaudited)

	Hoya Capital High Dividend Yield ETF	Hoya Capital Housing ETF
ASSETS:
Investments, at value	$85,065,079	$45,247,972
Dividends receivable	111,292	41,914
Interest receivable	3,448	526
Total assets	85,179,819	45,290,412
LIABILITIES:
Payable to adviser	33,240	11,477
Total liabilities	33,240	11,477
NET ASSETS	$85,146,579	$45,278,935
Net Assets Consists of:
Paid-in capital	$86,658,582	$37,183,843
Total distributable earnings/(accumulated losses)	(1,512,003)	8,095,092
Total net assets	$85,146,579	$45,278,935
Net assets	$85,146,579	$45,278,935
Shares issued and outstanding(a)	7,780,000	925,000
Net asset value per share	$10.94	$48.95
Cost:
Investments, at cost	$81,833,365	$36,120,930

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

9

HOYA CAPITAL ETFs
Statements of Operations
For the Period Ended August 31, 2024 (Unaudited)

	Hoya Capital High Dividend Yield ETF	Hoya Capital Housing ETF
INVESTMENT INCOME:
Dividend income	$3,335,057	$530,534
Less: Dividend withholding taxes	—	(379)
Interest income	13,861	2,692
Total investment income	3,348,918	532,847
EXPENSES:
Investment advisory fee	166,998	64,087
Total expenses	166,998	64,087
NET INVESTMENT INCOME	3,181,920	468,760
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	(2,046,835)	(154,246)
In-kind redemptions	—	772,319
Net realized gain/(loss)	(2,046,835)	618,073
Net change in unrealized appreciation on:
Investments	8,553,610	5,647,161
Net change in unrealized appreciation	8,553,610	5,647,161
Net realized and unrealized gain	6,506,775	6,265,234
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,688,695	$6,733,994

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	Hoya Capital High Dividend Yield ETF		Hoya Capital Housing ETF
	Period Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Period Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
OPERATIONS:
Net investment income	$3,181,920	$2,452,041	$468,760	$687,124
Net realized gain/(loss)	(2,046,835)	(1,699,009)	618,073	(532,384)
Net change in unrealized appreciation/(depreciation)	8,553,610	(189,699)	5,647,161	7,661,525
Net increase in net assets from operations	9,688,695	563,333	6,733,994	7,816,265
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,306,285)	(2,452,041)	(435,000)	(687,124)
Return of capital	—	(1,711,809)	—	(167,226)
Total distributions to shareholders	(3,306,285)	(4,163,850)	(435,000)	(854,350)
CAPITAL TRANSACTIONS:
Subscriptions	24,941,152	25,660,576	1,049,445	—
Redemptions	—	(621,996)	(2,392,660)	(1,707,718)
Net increase (decrease) in net assets from capital transactions	24,941,152	25,038,580	(1,343,215)	(1,707,718)
NET INCREASE IN NET ASSETS	31,323,562	21,438,063	4,955,779	5,254,197
NET ASSETS:
Beginning of the period	53,823,017	32,384,954	40,323,156	35,068,959
End of the period	$85,146,579	$53,823,017	$45,278,935	$40,323,156
SHARES TRANSACTIONS
Subscriptions	2,430,000	2,540,000	25,000	—
Redemptions	—	(60,000)	(50,000)	(50,000)
Total increase/(decrease) in shares outstanding	2,430,000	2,480,000	(25,000)	(50,000)

The accompanying notes are an integral part of these financial statements.

11

Hoya Capital High Dividend Yield ETF
Financial Highlights

	Period Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28, 2023	Period Ended February 28, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.06	$11.28	$14.26	$14.92
INVESTMENT OPERATIONS:
Net investment income(b)	0.49	0.61	0.62	0.23
Net realized and unrealized gain (loss) on investments(g)	0.90	(0.80)	(2.59)	(0.41)
Total from investment operations	1.39	(0.19)	(1.97)	(0.18)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.51)	(0.61)	(0.62)	(0.30)
From net realized gains	—	—	—	(0.01)
Return of capital	—	(0.42)	(0.39)	(0.17)
Total distributions	(0.51)	(1.03)	(1.01)	(0.48)
Net asset value, end of period	$10.94	$10.06	$11.28	$14.26
Total return(d)	14.39%	−1.33%	−14.20%	−1.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$85,147	$53,823	$32,385	$21,821
Ratio of expenses to average net assets:
Before expense reimbursement(e)(c)	0.50%	0.50%	0.50%	0.50%
After expense reimbursement(e)(c)	0.50%	0.50%	0.36%	0.25%
Ratio of net investment income to average net assets
Before expense reimbursement(e)(c)	9.54%	5.94%	4.92%	3.17%
After expense reimbursement(e)(c)	9.54%	5.94%	5.06%	3.42%
Portfolio turnover rate(d)(f)	15%	34%	33%	7%

(a)	Inception date of the Fund was September 21, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	The Fund’s 0.25% management fee waiver expired on September 30, 2022.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

12

Hoya Capital Housing ETF
Financial Highlights

	Period Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28,			Period Ended February 29, 2020(a)
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$42.45	$35.07	$39.64	$35.07	$26.78	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.49	0.72	0.63	0.42	0.49	0.43
Net realized and unrealized gain (loss) on investments(h)	6.46	7.55	(4.46)	4.71	8.82	1.80
Total from investment operations	6.95	8.27	(3.83)	5.13	9.31	2.23
LESS DISTRIBUTIONS FROM:
From net investment income	(0.45)	(0.72)	(0.64)	(0.42)	(0.87)	(0.45)
From net realized gains	—	—	—	(0.01)	—	—
Return of capital	—	(0.17)	(0.10)	(0.13)	(0.15)	—
Total distributions	(0.45)	(0.89)	(0.74)	(0.56)	(1.02)	(0.45)
ETF transaction fees per share	—	—	—	—	—	0.00(c)
Net asset value, end of period	$48.95	$42.45	$35.07	$39.64	$35.07	$26.78
Total return(e)	16.51%	23.94%	−9.62%	14.60%	35.54%	8.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$45,279	$40,323	$35,069	$63,423	$59,625	$11,381
Ratio of expenses to average net assets(f)	0.30%	0.30%	0.30%	0.30%	0.33%(d)	0.45%
Ratio of net investment income to average net assets(f)	2.20%	1.92%	1.80%	1.03%	1.67%	1.60%
Portfolio turnover rate(e)(g)	13%	18%	18%	13%	19%	11%

(a)	Inception date of the Fund was March 19, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Amount represents less than $0.005 per share.
(d)	Effective August 1, 2020, the management fee for the Fund was reduced from 0.45% to 0.30%.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

13

Hoya Capital ETFs
Notes to Financial Statements
August 31, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
Hoya Capital High Dividend Yield ETF and Hoya Capital Housing ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Hoya Capital High Dividend Yield ETF is to track the performance, before fees and expenses, of the Hoya Capital High Dividend Yield Index (the “Index”). The investment objective of the Hoya Capital Housing ETF is to track the performance, before fees and expenses, of the Hoya Capital Housing 100™ Index (the “Index”). Hoya Capital High Dividend Yield ETF commenced operations on September 21, 2021 and Hoya Capital Housing ETF commenced operations on March 19, 2019.
The end of the reporting period for the Funds is August 31, 2024. The period covered by these Notes to Financial Statements is the period from March 1, 2024 through August 31, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

14

Hoya Capital ETFs
Notes to Financial Statements
August 31, 2024 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Hoya Capital High Dividend Yield ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$76,371,129	$—	$—	$76,371,129
Preferred Stocks	7,873,185	—	—	7,873,185
Short-Term Investments	820,765	—	—	820,765
Total Investments in Securities	$85,065,079	$—	$—	$85,065,079

Hoya Capital Housing ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$45,154,112	$—	$—	$45,154,112
Short-Term Investments	93,860	—	—	93,860
Total Investments in Securities	$45,247,972	$—	$—	$45,247,972

^	Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance

15

Hoya Capital ETFs
Notes to Financial Statements
August 31, 2024 (Unaudited)(Continued)
with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid monthly by the Funds. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

These timing differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended February 29, 2024, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Hoya Capital High Dividend Yield ETF	$(72,655)	$72,655
Hoya Capital Housing ETF	(79,132)	79,132

16

Hoya Capital ETFs
Notes to Financial Statements
August 31, 2024 (Unaudited)(Continued)
I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Hoya Capital Real Estate, LLC (the “Adviser”), serves as the investment adviser to the Funds. An affiliate of the Adviser, Hoya Capital Index Innovations (the “Index Provider”), serves as index provider to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below. The Adviser is responsible for paying the Sub-Adviser.

Hoya Capital High Dividend Yield ETF	0.50%
Hoya Capital Housing ETF	0.30%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
Hoya Capital High Dividend Yield ETF	$10,384,576	$10,240,671
Hoya Capital Housing ETF	11,853,654	5,538,582

During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Hoya Capital High Dividend Yield ETF	$24,352,550	$—
Hoya Capital Housing ETF	1,039,054	2,372,367

17

Hoya Capital ETFs
Notes to Financial Statements
August 31, 2024 (Unaudited)(Continued)
NOTE 5 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end: accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes at February 29, 2024 were as follows:

	Hoya Capital High Dividend Yield ETF	Hoya Capital Housing ETF
Tax cost of investments	$60,780,294	$36,948,480
Gross tax unrealized appreciation	$3,996,847	$8,483,345
Gross tax unrealized depreciation	(11,107,460)	(5,136,085)
Net tax unrealized appreciation (depreciation)	(7,110,613)	3,347,260
Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Other accumulated gain (loss)	(783,800)	(1,551,162)
Distributable earnings (accumulated losses)	$(7,894,413)	$1,796,098

The difference between the cost basis for financial statement and federal income tax purposes is primarily due to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended February 29, 2024, the Funds did not elect to defer any post-October capital losses or late-year losses.
As of February 29, 2024, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
Hoya Capital High Dividend Yield ETF	$148,175	$635,625
Hoya Capital Housing ETF	294,623	1,256,539

The tax character of distributions paid by the Funds during the year ended February 29, 2024 were as follows:

Fund	Ordinary Income	Return of Capital
Hoya Capital High Dividend Yield ETF	$2,452,041	$1,711,809
Hoya Capital Housing ETF	687,124	167,226

The tax character of distributions paid by the Funds during the year ended February 28, 2023 were as follows:

Fund	Ordinary Income	Return of Capital
Hoya Capital High Dividend Yield ETF	$1,272,217	$803,578
Hoya Capital Housing ETF	743,084	119,159

NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market

18

Hoya Capital ETFs
Notes to Financial Statements
August 31, 2024 (Unaudited)(Continued)
prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 7 – RISKS
Concentration Risk. The Funds’ investments will be concentrated in an industry or group of industries to the extent the Indexes are so concentrated, and the Indexes are expected to be concentrated in housing and real estate-related industries. When the Funds focus their investments in a particular industry or sector, they thereby present a more concentrated risk and their performance will be especially sensitive to developments that significantly affect that industry or group of industries. In addition, the value of shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of industries. An industry may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Funds’ performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.
Construction and Housing Risk. The construction and housing industry can be significantly affected by the national, regional and local real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

19

Hoya Capital ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 10-11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Hoya Capital Real Estate, LLC (the “Adviser”), Penserra Capital Management, LLC (the “Sub-Adviser”), and the Trust, on behalf of the Hoya Capital Housing ETF (the “Housing ETF”) and the Hoya Capital High Dividend Yield ETF (the “RIET ETF”) (each, a “Fund” and, together, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Sub-Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to the Funds; (iv) comparative performance, fee, and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to the Funds are shared with Fund shareholders; (vi) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant.
The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. The Board also noted that the Sub-Adviser provides investment sub-advisory services to other series of the Trust, and, over the course of the year, the Sub-Adviser provided written and oral updates to the Board with respect to its sub-advisory services to those funds. Additionally, at the Meeting, a Sub-Adviser representative provided an oral overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and the Sub-Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, including the Adviser’s 15(c) presentation at the January 17-18, 2024, quarterly Board meeting, and deliberated on the approval of the continuation of the Sub-Advisory Agreement in light of this information.
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Funds, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board noted the responsibilities that the Sub-Adviser has as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the Funds’ assets; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Funds’ shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.
Historical Performance. The Trustees next considered each Fund’s performance. Because each Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which each Fund tracked

20

Hoya Capital ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
its index before fees and expenses. The Board noted that, for each of the one-year, three-year, and since inception periods ended December 31, 2023, as applicable, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each Fund tracked its underlying index closely and in an appropriate manner.
The Board then observed that additional information regarding each Fund’s past investment performance, for periods ended December 31, 2023, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in each Fund’s Morningstar category – US Fund Mid-Cap Value (Housing ETF) and US Fund Real Estate (RIET ETF), respectively (each, a “Category Peer Group”).
Housing ETF: The Board noted that the Fund significantly outperformed its benchmarks, the S&P 500 Index and S&P MidCap 400 Index, over the one-year period, and outperformed the same benchmarks over the three-year and since inception periods as well. The S&P 500 Index provides an indication of the performance of U.S. large-cap companies, while the S&P MidCap 400 Index provides an indication of the performance of U.S. mid-sized companies. In its consideration of the Fund’s returns relative to its benchmarks, the Board noted that the Fund seeks to provide investors with exposure to companies in a very specific industry (i.e., companies involved in the U.S. housing industry), not broad exposure to the large-cap or mid-cap equity markets.
The Board noted that the Fund significantly outperformed the median return of its Peer Group and Category Peer Group over the one-year period, and the Fund outperformed the same peer groups over the three-year period as well. The Board took into consideration that although the Fund invests a significant portion of its assets in real estate investment trusts (“REITs”), the Fund is classified by Morningstar among mid-cap value ETFs, rather than real estate ETFs, given its significant allocation to companies that build homes or provide related products or services. Accordingly, the Board considered that the Housing ETF’s Category Peer Group is comprised of ETFs that do not invest primarily in the real estate sector or real estate-related companies.
RIET ETF: The Board noted that the Fund slightly outperformed its benchmark, the Dow Jones U.S. Real Estate Index, for the one-year period, but slightly underperformed the same benchmark over the since inception period. The Dow Jones U.S. Real Estate Index is designed to track the performance of REIT and other companies that invest directly or indirectly in real estate through development, management, or ownership, including property agencies. In its consideration of the Fund’s returns relative to its benchmark, the Board noted that the Fund’s underlying index also seeks diversified exposure to U.S. listed real estate-related securities, including REITs; however, the Fund’s underlying index uses screens to identify and select real estate investments that provide income through high dividend yields.
The Board noted that the Fund slightly outperformed the median return of its Peer Group and slightly underperformed the median return of its Category Peer Group over the one-year period. The Board took into consideration that although the Fund shares similar investment characteristics with the index-based funds included in its Peer Group and Category Peer Group, the Fund focuses more specifically on securities with high dividend yields. The Board also considered that the RIET ETF invests primarily in equity REITs; whereas, certain of its peer funds invest significantly in mortgage REITs.
The Board also considered that the RIET ETF commenced operations on September 21, 2021, just over two years prior to December 31, 2023, which was a relatively short period of time over which to evaluate the RIET ETF’s performance and draw meaningful conclusions about its management.
Cost of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various Fund asset levels.

21

Hoya Capital ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that although each Fund’s sub-advisory fee includes asset-level breakpoints, because each Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

22

Hoya Capital ETFs
ADDITIONAL INFORMATION (Unaudited)
1. FEDERAL TAX INFORMATION
For the fiscal year ended February 29, 2024, certain dividends paid by the Funds may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Hoya Capital High Dividend Yield ETF	26.55%
Hoya Capital Housing ETF	65.82%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 29, 2024 was as follows:

Hoya Capital High Dividend Yield ETF	24.38%
Hoya Capital Housing ETF	63.09%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Hoya Capital High Dividend Yield ETF	0.00%
Hoya Capital Housing ETF	0.00%

2. INFORMATION ABOUT PORTFOLIO HOLDINGS
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at hoyaetfs.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at hoyaetfs.com daily.
3. INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling tollfree at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at hoyaetfs.com.
When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling tollfree at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.
4. FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at hoyaetfs.com.

23

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/07/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/07/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	11/07/2024

* Print the name and title of each signing officer under his or her signature.